Dear Fellow Shareholders:



Enclosed is our semi-annual report for the period ending March 31, 2001. On March 31, the net asset value per share was $8.44, compared with $9.07 on September 30, 2000 and $8.17 on December 31, 2000. Dividends of $0.54 were paid during the six-month period. The trailing three-, five- and ten-year returns for the Trust were -0.7%, 6.1% and 11.6%.



As shown by the above figures, the high yield market softened noticeably but then rebounded somewhat during the first half of fiscal 2001. Although our essentially breakeven total return for the six-month period is below our long-run historical average, the absence of telecommunications and internet bonds from our portfolio has helped us weather the market turbulence better than did the average high yield fund.



Our performance also compares well to that of the equity market, as measured by the Standard & Poors 500, which fell almost 19% during the same period. Currently, the average yield of a high yield bond approximates 13%, and the total return from the asset class, net of credit losses, from that yield might compare favorably with the future growth rate of aggregate profits -- upon which equity investors depend for their total return. Having said that, we do expect to see a higher credit loss experience than normal in 2001, and we are cognizant of the pressure that such a trend puts upon the Trust's income.



On a more tactical level, we continue to believe that the risk/reward trade-off is unfavorable in the telecommunications and internet sectors of the high yield market - even at current trading levels for such bonds. Accordingly, we continue to overweight the portfolio with the bonds of companies with demonstrable levels of current cash flow. Such an approach does link our portfolio more closely with the performance of the overall economy, but we also feel that investing in such companies and in those with so-called "hard assets" provides us additional downside protection.



Finally, on behalf of the Trustees, I would like to extend our appreciation to Ernest E. Monrad for his thirty years of service to the Trust as Chairman of the Trustees. Over the years, the Trust has benefited immensely from his wisdom and leadership. We are certainly pleased on both a personal and professional basis that he will remain a trustee and co-portfolio manager of the Trust.



Respectfully submitted,


Bruce H. Monrad
Chairman of the Trustees

Historical Information
(unaudited)
                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442         1.115         0.0000        9.47
2001 (b)           40,812        165,951,239       8.44      1,399,985,960         0.54          0.0000        8.48

------------------------------------------------------------------------------------------------------------------------
(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share. (b)
Six months ended March 31, 2001.






Average Annual Total Return
(unaudited)

        One year ended March 31, 2001                            1.25%
        Five years ended March 31, 2001                          6.07%
        Ten years ended March 31, 2001                          11.63%


SEC Yield (unaudited)

Yield calculated as of March 31, 2001 (unaudited):              11.63%



Summary of Net Assets
March 31, 2001 (unaudited)

                                                                                                      % of
                                                                         Value                     Net Assets
---------------------------------------------------------------------------------------------------------------
Corporate Bonds
        Apparel                                                       $11,177,620                    0.80%
        Building & Construction                                        4,606,500                     0.33%
        Chemicals                                                     109,532,700                    7.82%
        Clothing                                                       26,105,000                    1.86%
        Conglomerate                                                   27,930,028                    2.00%
        Energy/Natural Resources                                      145,685,465                    10.41%
        Financial Services                                             29,811,300                    2.13%
        Food & Beverage                                                28,265,450                    2.02%
        Food Processing                                                38,522,112                    2.75%
        Food Service                                                   7,100,000                     0.51%
        Gaming                                                        164,464,800                    11.75%
        Gas and Oil Production                                         10,250,000                    0.73%
        Grocery Stores                                                 64,456,374                    4.60%
        Health Care-Supplies                                            250,000                      0.02%
        Hotels                                                         13,860,000                    0.99%
        Manufacturing/Service Industry                                 12,775,000                    0.91%
        Metals & Mining                                                86,845,631                    6.20%
        Miscellaneous Manufacturing                                    22,436,000                    1.60%
        Office Equipment                                               4,961,250                     0.35%
        Oil/Gas Exploration                                            15,225,000                    1.09%
        Packaging and Container                                        4,000,000                     0.29%
        Paper & Forest Products                                       109,469,180                    7.82%
        Production and Manufacturing                                   22,416,700                    1.60%
        Real Estate                                                    45,120,000                    3.22%
        Recreation                                                     15,655,000                    1.12%
        Retail                                                         8,050,000                     0.58%
        Retail Food Chains                                             61,406,734                    4.39%
        Transportation                                                 11,200,000                    0.80%
        Miscellaneous                                                  7,442,900                     0.53%
                                                                   ------------------            --------------
        Total Corporate Bonds                                        $1,109,020,744                  79.22%
        Total Foreign Bonds                                            62,064,811                    4.43%
        Total Common Stocks                                           133,803,949                    9.56%
        Total Preferred Stocks                                         4,821,000                     0.34%
        Total Warrants                                                 4,942,111                     0.35%
        Total Repurchase Agreement                                     53,202,765                    3.80%
                                                                   ------------------            -------------
        Total Investments                                            1,367,855,380                   97.70%
        Cash & Receivables                                             44,046,260                    3.15%
                                                                   -------------------            -------------
        Total Assets                                                 1,411,901,640                  100.85%
        Less Liabilities                                              (11,915,680)                   -0.85%
                                                                   ===================            =============
        Net Assets                                                   1,399,985,960                  100.00%






Schedule of Investments
March 31, 2001(unaudited)


Corporate Bonds                                                                                                       Value
Name of Issuer                                                                           Principal                  (Note B)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Apparel --.80%
----------------------------------------------------------------------------------------------------------------------------
        Polymer Group, Senior Sub. Notes, 9%, 7/01/07 (a)                                    $5,100,000          $2,473,500
        Polymer Group, Senior Sub. Notes, 8.75%, 3/01/08 (a)                                 18,922,000           8,704,120
                                                                                                        --------------------
                                                                                                                 11,177,620

Building & Construction -- .33%
----------------------------------------------------------------------------------------------------------------------------
        Aluma Enterprises, Inc., 7.5%, 12/31/01                                               2,452,845           2,097,182
        Henry Company Senior Notes, 10%, 4/15/08                                              2,500,000             850,000
        Nortek, Inc. Senior Sub. Notes, 9.875%, 3/01/04                                       1,275,000           1,236,750
        Nualt Enterprises, Inc., 6%,12/31/04                                                  7,042,799             422,568
                                                                                                        --------------------
                                                                                                                  4,606,500

Chemicals-- 7.82%
----------------------------------------------------------------------------------------------------------------------------
        General Chemical Ind. Senior Senior Sub. Notes, 10.625%, 5/01/09                      3,000,000           1,560,000
        Huntsman Corp. Sen. Sub. Notes, 9.5%, 7/01/07                                         3,000,000           2,340,000
        Huntsman Corp. Sen. Sub. Floating Rate Notes, 9.45% 7/01/07 (a)                      39,500,000          30,217,500
        Huntsman Polymer Corp. Senior Notes, 11.75%, 12/01/04                                 2,000,000           1,600,000
        LaRoche Ind. Sen. Sub. Notes Ser. B, 9.5%, 9/15/07 (a) (c)                           18,000,000             540,000
        Lyondell Senior Secured Notes, 9.875%, 5/01/07 (a)                                   15,000,000          15,375,000
        Lyondell Chemical Senior Sub. Notes, 10.875%, 5/01/09 (a)                            10,000,000          10,150,000
        Pioneer Americas Acq. Senior Notes, 9.25%, 6/15/07 (a) (c)                           20,000,000           5,200,000
        Sterling Chemical Sen. Sub. Notes, 11.75%, 8/15/06                                   12,500,000           5,750,000
        Sterling Chemical Sen. Sub. Notes Series A, 11.25%, 4/01/07                          30,025,000          13,211,000
        Sterling Chemical Sen. Sub. Notes Series 12.375%, 7/15/06                            23,990,000          22,070,800
        Sterling Chemical Holding Sen. Disc. Notes,  0/12%, 8/15/08 (b)                      18,980,000           1,518,400
                                                                                                        --------------------
                                                                                                                109,532,700

Clothing-- 1.86%
----------------------------------------------------------------------------------------------------------------------------
        St. John Knits Senior Sub. Notes, 12.5%, 7/1/09                                      10,000,000           9,800,000
        West Point Stevens, Inc. Sen. Notes, 7.875%, 6/15/05                                 10,250,000           8,405,000
        West Point Stevens, Inc. Sen. Notes, 7.875%, 6/15/08                                 10,000,000           7,900,000
                                                                                                        --------------------
                                                                                                                 26,105,000

Conglomerate -- 2.00%
----------------------------------------------------------------------------------------------------------------------------
        Jordan Industries Sen. Sub. Disc. Notes, 0/11.75%, 4/01/09 (b)                       21,616,713          12,970,028
        Jordan Industries Senior Notes Series D, 10.375%, 8/01/07                             7,000,000           6,160,000
        Jordan Industries Senior Notes, 10.375%, 8/01/07                                     10,000,000           8,800,000
                                                                                                        --------------------
                                                                                                                 27,930,028








Corporate Bonds--continued                                                                                             Value
Name of Issuer                                                                           Principal                  (Note B)
----------------------------------------------------------------------------------------------------------------------------
Energy/Natural Resources --10.41%
----------------------------------------------------------------------------------------------------------------------------
        Giant Industries Sen. Sub. Notes, 9.75%, 11/15/03 (a)                               $ 3,190,000         $ 3,126,200
        Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (a) (e)                                       20,000,000          19,350,000
        Kelley Oil Senior Subordinated Notes, 10.375%, 10/15/06                               7,500,000           5,175,000
        Kelley Oil & Gas, Company Guaranteed, 14%, 4/15/03                                    9,928,000          10,349,940
        Key Energy Senior Sub. Notes, 14%, 1/15/09 (a)                                       15,000,000          17,250,000
        Nuevo Energy Co. Senior Notes, 9.5%, 6/01/08                                          4,750,000           4,702,500
        Parker Drilling Co. Senior Sub. Notes, 9.75%, 11/15/06 (a)                           12,195,000          12,499,875
        R&B Falcon Senior Notes Series B, 6.75%, 4/15/05                                      1,840,000           1,844,600
        R&B Falcon Corp. Senior Notes, 12.25%, 3/15/06                                        1,000,000          12,400,000
        Resource America, Inc., 12%, 8/01/09                                                  7,500,000           7,050,000
        Swift Energy Co. Senior Sub. Notes, 10.25%, 8/01/09                                  10,000,000          10,700,000
        Tesoro Petroleum Corp. Senior Sub. Notes, 9%, 7/01/08                                14,000,000          14,245,000
        Universal Compression Sen. Disc. Notes, 0/9.875%, 2/15/08 (b)                        22,500,000          19,462,500
        Wiser Oil Co. Sen. Sub. Notes, 9.5%, 5/15/07                                          8,655,000           7,529,850
                                                                                                        --------------------
                                                                                                                145,685,465

Financial Services -- 2.13%
----------------------------------------------------------------------------------------------------------------------------
        Finova Capital Corp., 7.125%, 5/01/02 (c)                                             5,105,000           4,313,725
        Finova Capital Corp., 7.4%, 6/01/07 (c)                                               1,800,000           1,521,000
        Finova Capital Corp., 6.5%, 7/28/02 (c)                                               1,935,000           1,635,075
        Finova Capital Corp., 7.25%, 7/12/06 (c)                                              1,700,000           1,436,500
        Finova Capital Corp., 7.25%, 11/08/04 (c)                                            10,000,000           8,475,000
        Metris Companies, Inc. Senior Notes, 10.125%, 7/15/06                                11,000,000          10,010,000
        RBF Finance Company, 11.375%, 3/15/09                                                 2,000,000           2,420,000
                                                                                                        --------------------
                                                                                                                 29,811,300

Food & Beverage -- 2.02%
----------------------------------------------------------------------------------------------------------------------------
        Chiquita Brands Senior Notes, 9.625%, 1/05/04 (c)                                     3,000,000           1,410,000
        Chiquita Brands Senior Notes, 9.125%, 3/01/04 (c)                                     2,000,000             940,000
        Chiquita Brands Senior Notes, 10.25%, 11/01/06 (a) (c)                                8,000,000           3,760,000
        Chiquita Brands International Senior Notes, 10%, 6/15/09 (a) (c)                     10,000,000           4,700,000
        Envirodyne Industries, Inc. Senior Notes, 10.25%, 12/01/01 (a)                       20,395,000          14,480,450
        Mrs. Fields Original Cookies Senior Notes, 10.125%, 12/01/04                          3,500,000           2,975,000
                                                                                                        --------------------
                                                                                                                 28,265,450

Food Processing -- 2.75%
----------------------------------------------------------------------------------------------------------------------------
        Boston Chicken Convertible Notes, 0%, 6/01/15 (c)                                    18,500,000               1,850
        Del Monte Foods Corp. Senior Disc. Nts. Ser. B, 0%, 12/15/07 (b)                     12,595,000          10,894,675
        Premium Standard Farms, Inc. Sen. Nts., 11%, 9/17/03                                 11,855,470          11,025,587
        SC International Service Senior Sub. Notes, 9.25%, 9/01/07 (a)                       16,600,000          16,600,000
                                                                                                        --------------------
                                                                                                                 38,522,112




Corporate Bonds--continued                                                                                             Value
Name of Issuer                                                                           Principal                  (Note B)
----------------------------------------------------------------------------------------------------------------------------
Food Service -- .51%
----------------------------------------------------------------------------------------------------------------------------
        B&G Foods Senior Sub. Notes, 9.625%, 8/01/07 (a)                                    $10,000,000          $7,100,000

Gaming -- 11.75%
----------------------------------------------------------------------------------------------------------------------------
        Boyd Gaming Senior Sub. Notes, 9.5%, 7/15/07 (a)                                     42,000,000          39,060,000
        Fitzgeralds Gaming Corp. Senior Sec. Notes, 12.25%, 12/15/04 (c)                      5,000,000           2,950,000
        Riviera Holdings Corp. First Mortgage Notes, 10%, 8/15/04 (a)                        17,000,000          14,577,500
        Trump Atlantic City First Mortgage Notes, 11.25%, 5/01/06                            90,530,000          59,749,800
        Las Vegas Sands/Ven. Mortgage Notes, 12.25%, 11/15/04 (a)                            34,000,000          35,190,000
        Las Vegas Sands/Ven. Sen. Sub. Nts., 10/14.25%, 11/15/05 (e)                         12,500,000          12,937,500
                                                                                                        --------------------
                                                                                                                164,464,800
Gas and Oil Production -- .73%
----------------------------------------------------------------------------------------------------------------------------
        KCS Energy Inc., 8.875%, 1/15/08                                                     12,500,000          10,250,000

Grocery Stores -- 4.60%
----------------------------------------------------------------------------------------------------------------------------
        Fleming Co., Inc. Medium Term Notes Series B, 8.74%, 9/19/02                         10,000,000           9,920,000
        Fleming Co., Inc. Senior Sub. Notes, 10.5%, 12/01/04 (a)                             20,000,000          20,200,000
        Fleming Co., Inc. Senior Sub. Notes Ser B, 10.625%, 7/31/07 (a)                      18,000,000          18,000,000
        Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08                                      5,000,000           5,112,500
        Fleming Co., Inc. Convertible Notes, 5.25%, 3/15/2009                                 3,000,000           3,097,500
        Penn Traffic Senior Notes, 11%, 6/29/09                                              10,032,560           8,126,374
                                                                                                        --------------------
                                                                                                                 64,456,374

Health Care Supplies -- .02%
----------------------------------------------------------------------------------------------------------------------------
        Global Health Sciences Company, 11%, 5/1/08 (c)                                       5,000,000             250,000

Hotels -- .99%
----------------------------------------------------------------------------------------------------------------------------
        Lodgian Financing Corp., 12.25%, 7/15/09                                             16,500,000          13,860,000

Manufacturing/Service Industry -- .92%
----------------------------------------------------------------------------------------------------------------------------
        Haynes International Senior Notes, 11.625%, 9/01/04                                  10,000,000           6,025,000
        Key Components LLC Senior Notes, 10.5%, 6/01/08                                       7,500,000           6,750,000
                                                                                                        --------------------
                                                                                                                 12,775,000

Metals & Mining -- 6.20%
----------------------------------------------------------------------------------------------------------------------------
        Acme Metal, Inc. Senior Notes, 10.875%, 12/15/07 (c)                                 20,000,000             800,000
        CF&I Acquisition Term Loan, 9.5%, 3/31/03                                             5,699,799           4,787,831
        Golden Northwest Aluminum, 12%, 12/15/06                                             12,500,000          10,250,000
        Inland Steel Corp. First Mortgage Nts. Series R, 7.9%, 1/15/07 (a)                    6,500,000           4,225,000
        Kaiser Aluminum Chemical Corp. Sub. Notes, 12.75%, 2/01/03                           46,230,000          39,757,800
        Kaiser Aluminum Chemical Corp. Series B, 10.875%, 10/15/06                           13,500,000          12,555,000
        LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (c)                                   8,000,000             640,000
        LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (c)                                7,500,000             600,000
        National Steel Corp. First Mortgage Notes, 8.375%, 8/01/06                            3,000,000           1,080,000
        Ormet Corp. Senior Notes, 11%, 8/15/08 (a)                                           15,000,000          12,150,000
                                                                                                        --------------------
                                                                                                                 86,845,631


Corporate Bonds--continued                                                                                             Value
Name of Issuer                                                                           Principal                  (Note B)
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Manufacturing -- 1.60%
----------------------------------------------------------------------------------------------------------------------------
        Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06                                   $ 6,645,000         $ 5,316,000
        Evenflo Company, Inc. Senior Notes, 11.75%, 8/15/06                                   7,000,000           5,250,000
        Great Lakes Corp. Senior Sub. Notes, 11.25%, 8/15/08                                  7,000,000           7,070,000
        LLS Corporation Senior Sub. Notes, 11.625%, 8/01/09                                   6,000,000           4,800,000
                                                                                                        --------------------
                                                                                                                 22,436,000

Office Equipment -- .35%
----------------------------------------------------------------------------------------------------------------------------
        Dictaphone Corp. Senior Sub. Notes, 11.75%, 8/01/05 (c)                              19,845,000           4,961,250

Oil/Gas Exploration-- 1.09%
----------------------------------------------------------------------------------------------------------------------------
        Comstock Resources Inc. Senior Notes, 11.25%, 5/01/07 (a)                            14,500,000          15,225,000

Packaging and Container -- .29%
----------------------------------------------------------------------------------------------------------------------------
        Owens-Illinois Inc., 7.15%, 5/15/05                                                   5,000,000           4,000,000

Paper/Forest Products -- 7.82%
----------------------------------------------------------------------------------------------------------------------------
        American Tissue Inc. Senior Secured Notes, 12.5%, 7/15/06                            16,000,000          13,760,000
        Crown Paper Senior Sub. Notes, 11%, 9/01/05 (c)                                      14,950,000             448,500
        Four M Corporation Senior Notes, Series B, 12%, 6/01/06                               1,500,000           1,470,000
        Gaylord Container Corp. Senior Notes, 9.75%, 6/15/07                                 19,000,000          12,350,000
        Gaylord Container Corp. Senior Notes, 9.375%, 6/15/07                                15,000,000           9,450,000
        Gaylord Container Corp. Senior Sub. Notes, 9.875%, 2/15/08                           30,000,000           9,300,000
        Maxxam Group Holdings, Inc. Senior Notes, 12%, 8/01/03                               11,000,000           9,130,000
        Stone Container Corp. Senior Notes, 12.58%, 8/01/16 (a)                              43,100,000          44,177,500
        Stone Container Corp. Senior Notes, 11.5%, 8/15/06                                    9,000,000           9,315,000
        WTD Industries Senior Sub. Notes, 8%, 6/30/05 (c)                                       340,900              68,180
                                                                                                        --------------------
                                                                                                                109,469,180


Products and Manufacturing -- 1.60%
----------------------------------------------------------------------------------------------------------------------------
        Motors and Gears, Inc. Senior Notes Series D, 10.75%, 11/15/06 (a)                   23,110,000          22,416,700

Real Estate -- 3.22%
----------------------------------------------------------------------------------------------------------------------------
        Rockefeller Center Properties, 7.4375% 12/31/07                                      47,000,000          45,120,000

Recreation -- 1.12%
----------------------------------------------------------------------------------------------------------------------------
        Coast Hotels & Casino Company Gtd. Notes, 9.5%, 4/01/09 (a)                          15,000,000          15,300,000
        Outboard Marine Corp. Debentures, 9.125%, 4/15/17 (a) (c)                             9,750,000             195,000
        Outboard Marine Corp. Senior Notes, 10.75%, 6/01/08 (c)                               8,000,000             160,000
                                                                                                        --------------------
                                                                                                        --------------------
                                                                                                                 15,655,000






Corporate Bonds--continued                                                                                             Value
Name of Issuer                                                                           Principal                  (Note B)
----------------------------------------------------------------------------------------------------------------------------
Retail -- .58%
----------------------------------------------------------------------------------------------------------------------------
        Eye Care Centers of America, Inc. Senior Notes, 9.125%, 5/01/08                     $10,000,000          $3,200,000
        Eye Care Centers Sub. Nts. FRN, 10.70125%, 5/01/08                                    5,000,000           1,600,000
        National Vision Senior Notes, 12.75%, 10/15/05 (c)                                   12,500,000           3,250,000
                                                                                                        --------------------
                                                                                                                  8,050,000

Retail Food Chains -- 4.39%
----------------------------------------------------------------------------------------------------------------------------
        Advantica Restaurant Group Senior Notes, 11.25%, 1/15/08 (a)                         58,768,700          37,465,046
        American Restaurant Group Senior Notes, 11.5%, 2/15/03                               13,950,000          12,781,688
        FRD Acquisition Senior Notes, 12.5%, 7/15/04 (a) (d)                                 15,000,000           2,250,000
        Family Restaurants Senior Notes, 9.75%, 2/01/02 (c)                                  18,000,000           3,960,000
        Planet Hollywood Secured PIK Notes, 12/ 10% 5/09/05 (c) (e)                           3,000,000             450,000
        Romacorp, Inc. Senior Notes, 12%, 7/01/06 (a)                                         7,500,000           4,500,000
                                                                                                        --------------------
                                                                                                                 61,406,734
Transportation -- .80%
----------------------------------------------------------------------------------------------------------------------------
        Avis Rent A Car Senior Sub. Notes, 11%, 5/01/09                                      10,000,000          11,200,000

Miscellaneous -- .53%
----------------------------------------------------------------------------------------------------------------------------
        Hines Horticulture Senior Sub. Notes, 12.75%, 10/15/05                                1,951,000           1,755,900
        Mosler, Inc. Senior Notes, 11%, 4/15/03                                              10,340,000           5,687,000
                                                                                                        --------------------
                                                                                                                  7,442,900

        Total Corporate Bonds-- 79.25% (cost--$1,513,072,759)                                                 $1,109,020,744
                                                                                                        --------------------



Foreign Bonds--                                                                                                       Value
Name of issuer                                                                           Principal                  (Note B)
----------------------------------------------------------------------------------------------------------------------------
Foreign Bonds -- 4.43%
----------------------------------------------------------------------------------------------------------------------------
        Brazil C Bond Debentures, 8%, 4/15/14                                                12,314,117          $9,428,058
        Argentina Global Bonds, 9.75%, 9/19/27                                               32,751,000          24,215,434
        Republic of Brazil Discount Ser Z-L, FRN, 14.5%, 4/15/24                             26,366,000          28,327,103
        Euro Stabilization Advances, 0%, 12/15/26 GBP (d)                                       302,459              94,216
                                                                                                        --------------------
        Total Foreign Bonds-- (cost--$64,657,870)                                                                 62,064,811
                                                                                                        --------------------



                                                                                         Number of                    Value
Stocks--                                                                                   Shares                   (Note B)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Common Stock -- 9.55%
----------------------------------------------------------------------------------------------------------------------------
        Advantica Restaurant Group (d)                                                        1,217,762          $1,103,597
        Chubb Corp. (a)                                                                         300,000          21,732,000
        Darling International, Inc. (d)                                                         745,530             656,066
        Gaylord Container Corp. (d)                                                           1,243,799           1,442,807
        Grand Union Co. (d)                                                                     932,146               8,389
        Homefed Corp. (d)                                                                       192,222             165,792
        International Airline Support Group (d)                                                 224,540             190,859
        Jamboree Office REIT                                                                     50,307           3,119,034
        JPS Capital (d)                                                                       1,038,823           4,837,019
        J P Morgan & Co.                                                                        370,000          16,613,000
        Little Switzerland, Inc. (d)                                                            273,659             265,107
        MAXXAM, Inc. (d)                                                                        200,000           2,600,000
        NL Industries                                                                           528,300           8,875,440
        Nualt Enterprises (d) (f)                                                                10,752                 107
        Ontario Limited (d) (f)                                                                   1,773                   6
        Pathmark Stores (d)                                                                   1,600,398          27,526,846
        Penn Traffic Common (d)                                                               1,906,164          13,343,148
        Planet Hollywood (d)                                                                    132,500             182,188
        Safelite Glass Corp., Class B (d)(f)                                                  5,259,967              62,475
        Safelite Realty Corp. (d)(f)                                                          5,259,967              62,475
        Smurfit-Stone Container (d)                                                             257,142           3,422,560
        Tokheim                                                                                 163,841           1,310,728
        Trilanco 2 Limited (d) (f)                                                                   98                   1
        Trilanco 3 Limited (d) (f)                                                                   98                   1
        Walter, Industries Inc.                                                                 500,000           4,300,000
        WestPoint Stevens, Inc. (a)                                                           1,600,000          14,400,000
        Zions Bancorporation (d)                                                                145,600           7,584,304
                                                                                                        --------------------
        Total Common Stocks--  (cost--$243,286,448)                                                              133,803,949
                                                                                                        --------------------

----------------------------------------------------------------------------------------------------------------------------
Preferred Stocks -- .34%
----------------------------------------------------------------------------------------------------------------------------
        American Restaurant Group, PIK 12%                                                        4,821          $4,821,000
                                                                                                        --------------------
        Total Preferred Stocks - (cost $4,778,165)                                                                4,821,000
                                                                                                        --------------------


Warrants                                                                                 Number of                    Value
Name of Issuer                                                                       Shares or Units                (Note B)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Warrants  -- .35% (d)
----------------------------------------------------------------------------------------------------------------------------
        American Restaurant Group Warrants                                                        3,500                 $35
        Bradlees Warrants (f)                                                                    67,384                   1
        Key Energy Service Warrants                                                              15,000             750,000
        R&B Falcon Corp. Warrants                                                                 7,000           3,500,000
        Safelite Glass Corp. A Warrants(f)                                                      268,788               1,275
        Safelite Glass Corp. B Warrants(f)                                                      179,192               1,275
        Tokheim Jr. Warrants                                                                    101,133               1,011
        Wherehouse Entertainment A Warrants(f)                                                   81,164             624,963
        Wherehouse Entertainment B Warrants(f)                                                   14,091              38,469
        Wherehouse Entertainment C Warrants(f)                                                   14,091              25,082
                                                                                                        --------------------
        Total Warrants-- (cost--$16,266,292)                                                                       4,942,111
                                                                                                        --------------------

----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 3.80%
----------------------------------------------------------------------------------------------------------------------------
        Investors Bank & Trust Repurchase Agreement 4.37% due 4/02/01 53,202,765                                $53,202,765
        Total Repurchase Agreement - (cost - $53,202,765)**                                                      53,202,765


        Total Investments-- 97.70%  (cost--$1,895,264,299)                                                    $1,367,855,380
                                                                                                        ====================

     ** Acquired on March 30, 2001. Collateralized by $55,863,136 of various
        U.S. Government mortage-backed securities, due through 03/15/31. The maturity value is $53,222,140. As an operating policy, the Trust, through the custodian bank, secures receipt of adequate collateral supporting repurchase agreements. -(see Note G)

----------------------------------------------------------------------------------------------------------------------------
(a) All or a portion of securtity has been pledged to collateralize short-term borrowings (See Note F) (b) Represents a zero coupon bond that converts to a fixed rate at a designated future date.
        The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(c)     Non-income producing security due to default or bankruptcy filing
(d)     Non-income producing security
(e)     Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(f)     Seurity is valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees

PIK     Payment in Kind
GBP     Principal denoted in British Pounds Sterling
FRN     Floating Rate Note









        The accompanying notes are an integral part of the financial statements.



Statement of Assets
and Liabilities(unaudited)

-------------------------------------------------------------------------------------------------------------------------
Six Months Ended March 31, 2001
-------------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------------
Investments--at market value (cost $1,895,264,299)--Note B                                                $1,367,855,380
Interest receivable                                                                                           40,737,689
Receivable for securities sold                                                                                 2,147,928
Receivable for shares of beneficial interest sold                                                              1,058,643
Receivable for dividends                                                                                         102,000
                                                                                                  -----------------------
                     Total Assets                                                                          1,411,901,640

Liabilities
-------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                             $1,743,764
Payable for shares of beneficial interest repurchased                                                          7,919,397
Trustee fees payable--Note C                                                                                   1,761,324
Accrued expenses                                                                                                 117,097
Payable to custodian bank                                                                                        374,098
                                                                                                  -----------------------
                     Total Liabilities                                                                        11,915,680

Net Assets                                                                                                $1,399,985,960
                                                                                                  =======================
Net Assets Consist of (Note B):
Capital, at a $1.00 par value                                                                               $165,951,239
Paid in surplus                                                                                            1,756,922,637
Accumulated net investment income                                                                                193,883
Accumulated net realized gain on investments                                                                   4,327,120
Net unrealized depreciation of investments                                                                  (527,408,919)
                                                                                                  -----------------------
                                                                                                  -----------------------
Net Assets, for 165,951,239 shares outstanding                                                            $1,399,985,960
                                                                                                  =======================
Net Asset Value, offering price and redemption
 price per share ($1,399,887,960/165,951,239 shares)                                                               $8.44
                                                                                                  =======================






The accompanying notes are an integral part of the financial statements.



Statement of Operations
(unaudited)

-------------------------------------------------------------------------------------------------------
Six Months Ended March 31, 2001
-------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------

Interest                                                                                   $84,316,095
Dividends                                                                                    1,793,261
Other Income                                                                                   746,006
                                                                                   --------------------
                     Total Income                                                           86,855,362

Expenses
-------------------------------------------------------------------------------------------------------
Trustee fees--Note C                                                                         $3,229,965
Interest--Note F                                                                              2,673,150
Administrative expenses and salaries                                                           512,694
Printing, postage and stationary                                                               182,634
Computer and related expenses                                                                  114,114
Legal fees                                                                                      75,712
Auditing fees                                                                                   42,406
Telephone                                                                                       34,216
Insurance                                                                                       14,924
Custodian fees                                                                                   9,100
Other expenses                                                                                  68,614
                                                                                   --------------------
                                                                                   --------------------
                     Total Expenses                                                          6,957,529
                                                                                   --------------------

Net Investment Income                                                                       79,897,833
                                                                                   --------------------

Realized and Unrealized Gain (Loss) on Investments--Note B:
Net realized gain from investment transactions                                              10,103,739
Change in unrealized appreciation/ (depreciation) of  investments
and assets and liabilities in foreign currencies                                          (101,469,077)
                                                                                   --------------------
Net Decrease in Net Assets Resulting from Operations                                      ($11,467,505)
                                                                                   ====================




The accompanying notes are part of the financial statements.


Statement of Changes
in Net Assets (unaudited)                                                           Six Months Ended       Year Ended
                                                                                        March 31,         September 30,
                                                                                          2001                2000
------------------------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
From Operations:
              Net investment income                                                        $79,897,833        $180,247,449
              Net realized gain (loss) from investment transactions                         10,103,739          (4,100,144)
              Change in unrealized (depreciation) of investments                          (101,469,077)       (160,650,262)
                                                                                   ----------------------------------------
                          Net Increase (Decrease) in Net Assets Resulting
                          from Operations                                                  (11,467,505)         15,497,043
                                                                                   ----------------------------------------

Distributions to Shareholders from Net Investment Income                                   (85,480,342)       (198,112,674)

              Total Distributions                                                          (85,480,342)       (198,112,674)
                                                                                   ----------------------------------------

From Net Trust Share Transactions--Note D                                                    66,341,365        (445,899,346)
                                                                                   --------------------
                                                                                   ----------------------------------------
              Total Increase (Decrease) in Net Assets                                      (30,606,482)       (628,514,977)
                                                                                   ----------------------------------------

Net Assets:
Beginning of Period                                                                      1,430,592,442       2,059,107,419
                                                                                   ----------------------------------------


End of Period                                                                           $1,399,985,960      $1,430,592,442
                                                                                   ========================================


The accompanying notes are an integral part of the financial statements.

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                            Six Months
                              Ended
                    March 31, 2001                Year Ended September 30,
                     (unaudited)     2000       1999       1998       1997       1996       1995       1994       1993       1992
------------------------------------------------------------------------------------------------------------------------------------
Per Share Data^
Net Asset Value:
 Beginning of
Period                  $9.08       $10.08     $10.42     $11.79     $10.90     $10.33     $10.02      $9.94      $9.50      $8.83
------------------------------------------------------------------------------------------------------------------------------------
Income From
Investment
Operations:
Net investment
income                   0.50        1.02       1.05       1.01       0.98       0.98       0.98        0.98       1.04       1.15
Net realized and
unrealized gain
(loss) on
investment              -0.60       -0.90      -0.23      -1.42       0.91       0.58       0.29        0.09       0.42       0.67
Total from
investment
operations              -0.10        0.12       0.82      -0.41       1.89       1.56       1.27        1.07       1.46       1.82
Less Distributions:
Net investment
income                  -0.54       -1.12      -0.98      -0.96       -1.00      -0.99      -0.96      -0.99      -1.02      -1.15
Capital Gain              -           -        -0.18         -          -         -          -           -          -          -
Net Asset Value:
End of Period           $8.44       $9.08      $10.08     $10.42      $11.79    $10.90     $10.33     $10.02      $9.94      $9.50
                        =====       =====      ======     ======      ======    ======     ======     ======      =====      =====

------------------------------------------------------------------------------------------------------------------------------------
Total Return            -1.00%      1.29%       7.99%     -4.13%      18.16%    15.98%     13.44%     10.96%      16.25%     21.85%
------------------------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data

Net assets end of
period (in
millions)             $1,400.0    $1,430.1    $2,059.1   $2,046.7    $2,074.2  $1,200.5    $797.6     $582.1      $475.0     $452.8
Ratio of operating
  expenses to
  average
   net assets *         1.03%#      1.22%       0.73%     0.70%       0.65%     0.69%       1.02%      1.06%       1.21%      1.44%
Ratio of interest
  expense to average
  net assets            0.40%#      0.61%       0.12%     0.09%       0.01%     0.03%       0.35%      0.36%       0.48%      0.65%
Ratio of net investment
  income to average
  net assets           11.93%#      10.84%      9.99%     8.73%       8.65%     9.41%       9.77%      9.37%      10.53%     12.36%
Portfolio turnover
  rate                 22.77%#      3.80%       27.00%    63.80%      33.44%    32.01%      40.58%     73.36%     75.72%     59.41%

* Includes Interest Expense
^ Per Share Data calculated using the Average Share Method
# Annualized


Notes to Financial Statements for the year ended
March 31, 2001(unaudited)

Note A-Organization
         Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B-Significant Accounting Policies
         Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities.
         Federal Income Taxes: The Trust does not provide for federal income taxes as it is the policy of the Trust to distribute its taxable income for each year in taxable dividends so as to qualify as a regulated investment company under the Internal Revenue Code.
         State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.
         Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.
         Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Original issue discount on bonds and step-up bonds is accreted according to the effective-yield method. Aquisition premiums are amortized using the yield to maturity method; market premiums are amortized using the straight-line method. The Trust will continue to amortize premium and discount on all fixed-income securities as required by the principles set forth in the revised AICPA Audit and Accounting Guide. These principles will not affect the Trust's net asset value. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis by means of the effective-yield method.
         Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
         Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Trustees' Compensation
         Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust.


Note D-Shares of Beneficial Interest
         At March 31, 2001, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                                  Six Months Ended                     Year Ended
                                                   March 31, 2001                    September 30,2000
                                      --------------------------------------------------------------------------------
                                            Shares                Amount               Shares             Amount
Shares Sold                               62,665,304          $527,926,449          74,791,378          $710,963,319
Shares issued to shareholders
in reinvestment of distributions from
net investment income                      6,630,417             55,925,427         14,068,805           132,097,967
                                           ---------             ----------        ------------          -----------
                                          69,295,721            583,851,876         88,860,183           843,061,386
Shares repurchased                       (60,993,408)          (517,510,511)      (135,520,677)       (1,288,960,632)
                                         -----------           -------------      -------------       ---------------
Net Increase (Decrease)                    8,302,313            $66,341,365        (46,660,494)        ($445,899,346)
                                           ---------             ----------        ------------        --------------

Note E-Purchases and Sales of Investments
         Purchases and sales of securities, other than short-term and government securities, aggregated $155,261,788 and $278,777,626 respectively, for the period ended March 31, 2001.

Note F-Short-term Borrowings
         Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At March 31, 2001 the Trust has unused lines of credit amounting to $210,000,000 and there was no outstanding balance. The committed lines of credit may be terminated at the banks' option at their annual renewal dates. The following information relates to aggregate short-term borrowings for the six months ended March 31, 2001:

Maximum amount outstanding at any month end $158,893,532 Average amount outstanding (total of daily outstanding principal balances divided by number of days with debt outstanding during the period) $130,236,262 Average annualized interest rate 7.27%

         Under the most restrictive arrangement, the Trust must pledge to the banks securities having a market value equal to or greater than 200% of the total bank borrowings. Securities with principal amounts and values aggregating $542,258,700 and $457,678,771, respectively, have been pledged to collateralize short-term borrowings.

Note G-Repurchase Agreement
         On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.